Customer deposits	12 Months Ended
Dec. 31, 2020
Deposits from customers [abstract]
Customer deposits	Customer deposits
The detail, by classification, geographical area and type, of Customer deposits is as follows:

EUR million
	2020	2019	2018
Classification
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	34,343	34,917	39,597
Financial liabilities at amortized cost	814,967	789,448	740,899
	849,310	824,365	780,496
Geographical area
Spain	294,516	271,103	267,210
European Union (excluding Spain)*	106,013	334,542	309,615
United States and Puerto Rico	59,057	60,011	53,843
Other OECD countries*	306,243	71,235	67,462
South America	83,481	87,474	82,343
Rest of the world	—	—	23
	849,310	824,365	780,496
Type
Demand deposits-	642,897	588,533	548,711
Current accounts	418,752	373,146	346,345
Savings accounts	216,500	208,701	196,493
Other demand deposits	7,645	6,686	5,873
Time deposits-	171,939	196,921	199,025
Fixed-term deposits and other term deposits	170,127	194,163	195,540
Home-purchase savings accounts	43	44	40
Discount deposits	3	3	3
Hybrid financial liabilities	1,743	2,711	3,419
Subordinated liabilities	23	—	23
Repurchase agreements	34,474	38,911	32,760
	849,310	824,365	780,496
*    The amounts referring to the year 2020 for the United Kingdom have been considered in the line Other OECD countries, instead of in the line European Union (excluding Spain) due to the leaving of the United Kingdom from the European Union (see note 1.h).